Pension Plans (Tables)	12 Months Ended
Mar. 31, 2012
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥56,390	¥58,589	$713
Service cost	3,104	3,049	37
Interest cost	1,355	1,339	16
Actuarial loss	1,147	3,170	39
Foreign currency exchange rate change	(415)	(35)	(0)
Benefits paid	(2,423)	(2,195)	(27)
Plan Settlements	(231)	0	0
Other	(338)	(198)	(2)

Benefit obligation at end of year	58,589	63,719	776

Change in plan assets:
Fair value of plan assets at beginning of year	85,967	85,396	1,039
Actual return on plan assets	(449)	108	1
Employer contribution	2,556	2,542	31
Benefits paid	(2,362)	(2,090)	(25)
Foreign currency exchange rate change	(277)	(11)	(0)
Plan settlements	(39)	0	0

Fair value of plan assets at end of year	85,396	85,945	1,046

The funded status of the plans	¥26,807	¥22,226	$270

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥29,125	¥24,459	$298
Accrued benefit liability included in accrued expenses	(2,318)	(2,233)	(28)

Net amount recognized	¥26,807	¥22,226	$270

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2011 and 2012 consisted of:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Net prior service credit	¥8,910	¥7,697	$94
Net actuarial loss	(27,257)	(31,120)	(379)
Net transition obligation	(382)	(325)	(4)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(18,729)	¥(23,748)	¥(289)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2010, 2011 and 2012 consists of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Service cost	¥3,255	¥3,104	¥3,049	$37
Interest cost	1,265	1,355	1,339	16
Expected return on plan assets	(1,747)	(2,025)	(2,019)	(25)
Amortization of transition obligation	(3)	(4)	56	1
Amortization of net actuarial loss	2,098	1,036	1,218	15
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Plan curtailments and settlements	3	0	0	0

Net periodic pension cost	¥3,662	¥2,273	¥2,450	$30

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are summarized as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Current year actuarial gain (loss)	¥11,275	¥(3,446)	¥(5,144)	$(63)
Amortization of net actuarial loss	2,098	1,036	1,218	15
Prior service credit due to amendments	(183)	8	7	0
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Amortization of transition obligation	(3)	(4)	56	1
Plan curtailments and settlements	3	0	18	0
Foreign currency exchange rate change	69	166	19	0

Total recognized in other comprehensive income (loss), pre-tax	¥12,050	¥(3,433)	¥(5,019)	$(61)

Significant Assumptions of Domestic and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.1%	2.1%	1.8%
Rate of increase in compensation levels	5.9%	6.1%	6.1%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.9%	2.1%	2.1%
Rate of increase in compensation levels	5.8%	5.9%	6.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate.	6.0%	5.5%	4.5%
Rate of increase in compensation levels	0.8%	0.8%	0.7%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	7.1%	6.0%	5.5%
Rate of increase in compensation levels	0.6%	0.8%	0.8%
Expected long-term rate of return on plan assets	8.1%	8.1%	7.2%

Fair Value of Pension Plan Assets by Asset Category

The fair value of pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Japanese companies*1	¥1,016	¥1,016	¥0	¥0
Pooled funds*2	18,690	0	18,690	0
Other than Japan
Pooled funds*3	11,864	0	11,864	0

Debt securities:
Japan
Pooled funds*4	25,468	0	25,468	0
Other than Japan
Asset backed securities	1,076	0	1,076	0
Pooled funds*5	7,655	0	7,655	0

Alternative investments:
Pooled funds*6	11,633	0	6,685	4,948

Other assets:
Life insurance company general accounts*7	5,386	0	5,386	0
Others*8	2,608	0	2,608	0

	¥85,396	¥1,016	¥79,432	¥4,948

*1	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million at March 31, 2011.
*2	These funds invest in listing shares.
*3	These funds invest in listing shares.
*4	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*5	These funds invest mainly in foreign government bonds.
*6	These funds invest in hedge funds as alternative investments.
*7	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*8	Others include mainly short-term instruments.

At March 31, 2011, our policy for the portfolio of plans consisted of four major components: approximately 40% was invested in equity securities, approximately 40% was invested in debt securities, approximately 10% was invested in alternative investments and approximately 10% was invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥9,360	¥0	¥9,360	¥0
Other than Japan
Pooled funds*2	11,826	0	11,826	0

Debt securities:
Japan
Pooled funds*3	25,182	0	25,182	0
Other than Japan
Municipal bonds	2,791	0	2,791	0
Pooled funds*4	12,894	0	12,894	0

Other assets:
Life insurance company general accounts*5	17,280	0	17,280	0
Others*6	6,612	0	6,612	0

	¥85,945	¥0	¥85,945	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	$114	$0	$114	$0
Other than Japan
Pooled funds*2	144	0	144	0

Debt securities:
Japan
Pooled funds*3	306	0	306	0
Other than Japan
Municipal bonds	34	0	34	0
Pooled funds*4	157	0	157	0

Other assets:
Life insurance company general accounts*5	210	0	210	0
Others*6	81	0	81	0

	$1,046	$0	$1,046	$0

*1	These funds invest in listing shares and include units of ORIX JREIT Inc. in the amounts of ¥89 million ($1milion) at March 31, 2012.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*4	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Reconciliation for Level Three Plan Assets

The following table represents the reconciliation for the Level 3 plan assets during fiscal 2011 and 2012:

	Alternative investments
	Pooled funds
	2011	2012	2012
	Millions of yen	Millions of yen	Millions of U.S. dollars
Balance at beginning of year	¥4,728	¥4,948	$60
Realized and unrealized return on plan assets	220	18	0
Purchases, sales and redemptions, net	0	(4,966)	(60)

Balance at end of year	¥4,948	¥0	$0

Benefits Expected to be Paid

At March 31, 2012, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥1,832	$22
2014	1,437	17
2015	1,536	19
2016	1,652	20
2017	1,775	22
2018-2022	11,460	140

Total	¥19,692	$240